American Beacon Advisors, Inc.
220 E. Las Colinas Blvd. Suite 1200
Irving, TX 75039

March 2, 2018

VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  American Beacon Funds
     1933 Act File No. 033-11387
     1940 Act File No. 811-04984

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Funds (the "Registrant") hereby certifies (a) that the form of Prospectus used with respect to the A Class, C Class, R6 Class, T Class, Y Class, Advisor Class, Institutional Class, and Investor Class of the American Beacon International Equity Fund, American Beacon Large Cap Value Fund,  American Beacon Mid-Cap Value,  and American Beacon Small Cap Value Fund of the Registrant does not differ from that contained in Post-Effective Amendment No. 310 ("Amendment No. 310") to the Registrant's Registration Statement, (b) that the form of Prospectus used with respect to the A Class, C Class, T Class, Y Class, Advisor Class, Institutional Class, and Investor Class of the American Beacon Balanced Fund of the Registrant does not differ from that contained in Post-Effective Amendment No. 310 ("Amendment No. 310") to the Registrant's Registration Statement, (c) that the form of Prospectus used with respect to the Y Class, Institutional Class, and Investor Class of the, American Beacon Garcia Hamilton Quality Bond Fund, of the Registrant does not differ from that contained in Post-Effective Amendment No. 310 ("Amendment No. 310") to the Registrant's Registration Statement,  (d) that the form of Statement of Additional Information used with respect to the American Beacon Balanced Fund, American Beacon Garcia Hamilton Quality Bond Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund and American Beacon Small Cap Value Fund does not differ from that contained in Amendment No. 310 to the Registrant's Registration Statement, and (e) that Amendment No. 310 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/Rosemary Behan
   Rosemary Behan
           Chief Legal Officer

cc:   Kathy Ingber, Esq.
          K&L Gates LLP